Earnings Per Share (Tables)	12 Months Ended
Oct. 31, 2022
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Summary of Earnings Per Share

For the year ended October 31 ($ millions)	2022	2021
Basic earnings per common share
Net income attributable to common shareholders	$9,656	$9,391
Weighted average number of common shares outstanding (millions)	1,199	1,214
Basic earnings per common share (1) (in dollars)	$8.05	$7.74
Diluted earnings per common share
Net income attributable to common shareholders	$9,656	$9,391
Dilutive impact of share-based payment options and others (2)	36	43
Net income attributable to common shareholders (diluted)	$9,692	$9,434
Weighted average number of common shares outstanding (millions)	1,199	1,214
Dilutive impact of share-based payment options and others (2) (millions)	9	11
Weighted average number of diluted common shares outstanding (millions)	1,208	1,225
Diluted earnings per common share (1) (in dollars)	$8.02	$7.70

(1)	Earnings per share calculations are based on full dollar and share amounts.
(2)
Certain options as well as acquisition-related put/call options that the Bank may settle at its own discretion by issuing common shares were not included in the calculation of diluted earnings per share as they were anti-dilutive.